Document and Entity Information	Aug. 02, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 02, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Aug. 02, 2016
Document Effective Date	Aug. 02, 2016
Prospectus Date	Nov. 28, 2015
PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGTX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PFXCX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
PACE® Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
PACE® Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
PACE® Municipal Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PMUCX
PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
PACE® Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
PACE® Strategic Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PBNCX
PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
PACE® International Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE® International Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® International Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® International Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE® High Yield Investments | Class C
Prospectus:
Trading Symbol	PHYCX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
PACE® Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
PACE® Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
PACE® Large Co Growth Equity Investments | CLASS C
Prospectus:
Trading Symbol	PLACX
PACE® Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
PACE® International Emerging Markets Equity Investments | CLASS C
Prospectus:
Trading Symbol	PWECX
PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class C
Prospectus:
Trading Symbol	PREEX
PACE® Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX